Investment Strategy - NexPoint Credit Catalyst Fund	Jul. 02, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its total assets (net assets plus the amount of any borrowings for investment purposes) in credit instruments. The Fund defines credit instruments broadly to include any debt instrument or instrument with debtlike characteristics. The Fund’s investments in credit instruments typically include corporate and sovereign bonds, senior loans, convertible securities and preferred stocks, and securitized instruments such as mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), residential mortgage-backed securities (RMBS), collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), which are vehicles backed by pools of assets such as mortgages, loans, or other receivables.
The adviser seeks to invest primarily in credit instruments that the Adviser expects to benefit from an event catalyst. Specific event catalysts include, but are not limited to: mergers, acquisitions, capital structure arbitrage (the exploitation of discrepancies of a company’s debt and equity securities), tender offers, asset sales or other divestitures, restructurings, spin-offs, initial public offerings, new issue debt, debt refinancings, near-term debt maturities, asset monetizations (the process of converting assets into a revenue source), recapitalizations (the restructuring of a company’s debt and equity structure), reorganizations, or broader geopolitical, environmental or economic events that can impact specific industries or the economy as a whole.
Catalyst driven investing also includes purchasing securities that may benefit from a company specific event such as, but not limited to, earnings, company investor days, product publications and other events which may be occurring in the industry the company operates in or in the broader economy.
The Fund may also invest in securities of late-stage distressed issuers and issuers involved in pre‑ and post-bankruptcy proceedings. The Fund may also purchase securities in anticipation of a company’s recovery or turnaround or the liquidation of all or some of the company’s assets. The success of any strategy employed by the Fund’s Adviser will largely depend upon, among other things, the Adviser’s skill in evaluating the likelihood of the successful completion of a particular catalyst or a related event.
In addition to the above strategies, the Fund may invest in other investments or utilize other strategies, including non‑credit related event-driven and market neutral strategies. A market neutral strategy is a type of investment strategy that seeks to profit irrespective of whether prices of securities in the market more generally are broadly increasing or decreasing. The Fund may invest in securities of companies without an identified change or event to hedge unwanted exposures to an industry or the market as a whole.
The Fund may invest in foreign issuers and securities without limit. Non‑ U.S. securities may be denominated in either U.S. dollars or foreign currencies.
The Fund may invest in securities of issuers of any market capitalization. Also, the Fund may invest without limit in debt instruments of any duration, maturity or credit quality, including high yield debt (commonly referred to as “junk” bonds), distressed debt and defaulted debt.
The Fund may make investments that involve the use of investment leverage. The Fund may use derivative instruments of any kind, short sale positions and repurchase agreements to create investment exposure or leverage and the Fund’s total notional investment exposure may exceed its net assets significantly. The Fund may employ a variety of hedging strategies to seek to protect against issuer-related risk, including selling short the securities of the company that proposes to acquire the target company and/or the purchase and sale of put and call options.
The Fund may invest in indexed and inverse securities, such as other investment companies, including ETFs, closed‑end funds and open‑end mutual funds. Those investments may be made for the purpose of, among other things, gaining or hedging market exposure, hedging exposure to a particular industry, sector or component of an event-driven opportunity, or managing the Fund’s cash position. The Fund may hold a significant portion of its assets in cash, money market investments, money market funds or other similar short-term investments for defensive purposes.
The Fund’s holdings may be adjusted at any time. The Fund may also loan portfolio securities to earn income.
The Fund is a non‑diversified fund as defined in the 1940 Act, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. The Adviser expects that the Fund’s active or frequent trading of portfolio securities will result in a portfolio turnover rate in excess of 100% on an annual basis.